Related parties balances and transactions	12 Months Ended
Dec. 31, 2021
Related parties balances and transactions
Related parties balances and transactions

24.Related party balances and transactions

The following balances were outstanding as of December 31, 2021, January 3, 2021, and December 31, 2019:

	2021		2020	2019
Trade accounts receivable from related parties
Fundación Betterware., A.C.	Ps.	24	—	610

	Ps.	24	—	610

Trading transactions –

	2021
	Lease income		Donations
Revenues /expenses to Betterware with:
Fundación Betterware., A.C.	Ps.	42	920

Remuneration of key management personnel –

Key management personnel compensation comprised short-term employee benefits of Ps. 42,170, Ps.37,713 and Ps.34,540 as of December 31, 2021, January 3, 2021, and December 31, 2019, respectively. Compensation of the Group’s key management personnel includes salaries and non-cash benefits. No long-term employee benefits were paid to key management personnel during 2021, 2020 and 2019.